Initial Purchase Price Allocation and Subsequent Purchase Price Adjustments for Acquisitions (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Assets:
Accounts receivable	$ 7,656	$ 954	$ 91,668
Inventories	3,099	2,184	93,915
Prepaid expenses	91	57	4,672
Deferred income taxes	5	189	(1,713)
Plant and equipment	1,123	11,211	74,439
Intangible and other assets	7,794	5,646	280,001
Goodwill	10,430	3,195	317,879
Total	30,198	23,436	860,861
Liabilities and equity:
Notes payable			11,920
Accounts payable, trade	2,689	915	46,596
Accrued payrolls and other compensation	243	263	12,099
Accrued domestic and foreign taxes	777	1	7,073
Other accrued liabilities	5,267	3,864	16,805
Long-term debt			102,122
Pensions and other postretirement benefits			2,125
Deferred income taxes	2,604		39,214
Other liabilities		800	689
Noncontrolling interests	0	0	1,074
Total	11,580	5,843	239,717
Net assets acquired	$ 18,618	$ 17,593	$ 621,144